Revenue	6 Months Ended
Jun. 30, 2024
Revenue
Revenue

Note 3 – Revenue

The table below summarizes Genmab’s revenue by type and collaboration partner, and royalties by product, under Genmab’s agreements.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
(DKK million)
Revenue by type:
Royalties	4,569	3,478	7,673	5,886
Reimbursement revenue	289	228	569	483
Milestone revenue	—	351	343	455
Collaboration revenue	113	73	206	140
Net product sales	431	39	754	39
Total	5,402	4,169	9,545	7,003

Revenue by collaboration partner:
Janssen	3,844	2,974	6,323	5,054
Roche	161	170	342	336
Novartis	558	337	999	606
BioNTech	259	216	509	446
Pfizer	137	85	256	174
AbbVie	12	348	362	348
Total*	4,971	4,130	8,791	6,964

Royalties by product:
DARZALEX	3,731	2,923	6,113	4,855
Kesimpta	553	334	990	600
TEPEZZA	161	170	342	336
Other**	124	51	228	95
Total	4,569	3,478	7,673	5,886

* Excludes Genmab’s Net product sales

** Other consist of royalties from net sales of RYBREVANT, TECVAYLI, TALVEY and TEPKINLY.

Net Product Sales

Genmab recognized net product sales of DKK 754 million during the first six months of 2024 compared to DKK 39 million in the first six months of 2023. EPKINLY was approved in the U.S. in May 2023 and Japan in September 2023.

Deferred Revenue

As part of the continued evaluation of deferred revenue related to the AbbVie Agreement, during the first six months of 2024, Genmab’s classification of deferred revenue reflects the current estimate of co-development activities as of June 30, 2024, with no deferred revenue recognized as revenue. These co-development activities are related to a performance obligation in connection with the product concepts under a research option agreement.

Refer to Note 2.1 in the Annual Report for further details regarding revenue.